Revenue	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenue	Revenue
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2020 $000s	2019 $000s	2018 $000s
Contract revenue	8,341	8,688	16,371
Grant income	3,427	1,119	4,377
Total revenue	11,768	9,807	20,748
All amounts recorded in contract revenue were generated in the United States.
Primarily all of the Company’s contracts as of December 31, 2020, 2019 and 2018 were determined to have a single performance obligation which consists of a combined deliverable of license to intellectual property and research and development services.
Therefore, for such contracts, revenue is recognized over time based on the inputs method which is a faithful depiction of the transfer of goods and services. Progress is measured based on costs incurred to date as compared to total projected costs. Payments for such contracts are primarily made up front at the inception of the contract (or upon achieving a milestone event) and to a much lesser extent payments are made periodically over the contract term.
During the year ended December 31, 2020, the Company received a $2.0 million milestone payment from Karuna Therapeutics, Inc. following initiation of its KarXT Phase 3 clinical study pursuant to the Exclusive Patent License Agreement between PureTech and Karuna. This milestone was recognized as revenue during the year ended December 31, 2020
Disaggregated Revenue
The Group disaggregates contract revenue in a manner that depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Group disaggregates revenue based on contract revenue or grant revenue, and further disaggregates contract revenue based on the transfer of control of the underlying performance obligations.

Timing of contract revenue recognition	2020 $000s	2019 $000s	2018 $000s
Transferred at a point in time – Licensing Income[1]	2,054	—	12,000
Transferred over time[2]	6,286	8,688	4,371
	8,341	8,688	16,371
1    2020 – Attributed to Parent Company and Other; 2018 – attributed to Controlled Founded Entities segment. See note 4, Segment information.
2    2020 – Attributed to Internal segment ($3,560 thousand) and Controlled founded entities segment ($2,726 thousand); 2019 – Attributed to Internal segment ($6,064 thousand), Controlled founded entities segment ($2,487 thousand) and Parent Company and Other ($137 thousand); 2018 – Attributed to Internal segment ($2,110 thousand), Controlled founded entities segment ($2,233 thousand) and Parent Company and Other ($29 thousand). See Note 4, Segment Information.

Customers over 10% of revenue*	2020 $000s	2019 $000s	2018 $000s
Janssen Biotech, Inc.	—	—	12,000
BMEB Services LLC	—	—	1,415
Roche Holding AG	1,518	4,973	—
Eli Lilly and Company	896	1,433	—
Boehringer Ingelheim International GMBH	2,043	1,091	—
Imbrium Therapeutics L.P.	1,736	1,013	—
Karuna Therapeutics, Inc.	2,000	—	—
	8,193	8,510	13,415
An estimation uncertainty arises due to management’s application of the inputs method in recognizing revenue overtime. In doing so, the total cost to satisfy the performance obligation includes a significant estimate by management in its budgets and projected cash flows. The sensitivity of this calculation for the years ended December 31, 2020, 2019 and 2018 is detailed below:

For the year ended December 31, 2020
Budgeted costs to complete	+10%	(10)%
Revenue	(535)	654

For the year ended December 31, 2019
Budgeted costs to complete	+10%	(10)%
Revenue	(951)	738

For the year ended December 31, 2018
Budgeted costs to complete	+10%	(10)%
Revenue	(265)	323
Contract Balances
Accounts receivables represent rights to consideration in exchange for products or services that have been transferred by the Group, when payment is unconditional and only the passage of time is required before payment is due. Accounts receivables do not bear interest and are recorded at the invoiced amount. Accounts receivable are included within Trade and other receivables on the Consolidated Statement of Financial Position.
Contract liabilities represent the Group’s obligation to transfer products or services to a customer for which consideration has been received, or for which an amount of consideration is due from the customer. Contract liabilities are included within deferred revenue on the Consolidated Statement of Financial Position.

Contract Balances	2020 $000s	2019 $000s
Accounts receivable	711	1,699
Deferred revenue – long term	0	1,220
Deferred revenue – short term	1,472	5,474
During the year ended December 31, 2020, $5.3 million of revenue was recognized on deferred revenue outstanding at December 31, 2019.
Remaining performance obligations represent the transaction price of unsatisfied or partially satisfied performance obligations within contracts with an original expected contract term that is greater than one year and for which fulfillment of the contract has started as of the end of the reporting period. The aggregate amount of transaction consideration allocated to remaining performance obligations as of December 31, 2020 was $1.7 million. The following table summarizes when the Group expects to recognize the remaining performance obligations as revenue. The Group will recognize revenue associated with these performance obligations as transfer of control occurs:

	Less than 1 Year	Greater than 1 Year	Total
Remaining Performance Obligation	1,713	—	1,713